STOCKHOLDERS EQUITY (Details 5)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Grant under 2022 Plan
Expected dividend yield	0.00%
Expected term (in years)	7 years
Risk-free interest rate (weighted average)	3.08%
Expected volatility (weighted average)	102.01%
Stock Incentive Plan Two Thousands Sixteen [Member]
Expected dividend yield		0.00%	0.00%
Expected term (in years)		6 years 8 months 12 days	7 years
Expected volatility (weighted average)		101.60%	97.63%
Risk-free interest rate (weighted average)		0.72%	1.02%